Employee Benefits	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Employee Benefits
25.	Employee Benefits:

(a)	Provisions for personnel benefits and payroll:

	2018	2019
	MCh$	MCh$

Short-term personnel benefits (a.2)	47,797	51,051
Vacation accrual (a.3)	26,855	27,609
Employee defined benefit plan (a.1)(*)	7,754	7,566
Other Benefits	10,173	22,849
Total	92,579	109,075

(*)	See Note No. 2 (x) (iii).

(a.1)	Employee defined benefit plan:

	2018	2019
	MCh$	MCh$

Current service cost	250	101
Interest cost on benefit obligation	300	222
Actuarial gains and losses	127	247
Net benefit expense	677	570

The net benefit expense is recognized under "Personnel Expenses" (Note No. 34).

The principal assumptions used in determining pension obligations for the Bank's plan are shown below:

	December 31,	December 31,
	2018	2019
	%	%

Discount rate	4.25	3.17
Annual salary increase	4.42	4.42
Payment probability	99.99	99.99

The most recent actuarial valuation of the present value of the benefit plan obligation was carried out at December 31, 2019.

Changes in the present value of the defined benefit obligation are as follows:

	2018	2019
	MCh$	MCh$

Opening defined benefit obligation, January 1,	7,676	7,754
Increase (Decrease) in provision	550	323
Benefits paid	(599)	(758)
Actuarial gains and losses	127	247
Closing defined benefit obligation	7,754	7,566

(a.2)	The following table details the changes in provisions for incentive plans during 2018 and 2019:

	2018	2019
	MCh$	MCh$

Balances as of January 1,	43,372	47,797
Provisions established	40,058	45,792
Provisions used	(35,633)	(42,538)
Provisions released	—	—
Balances as of December 31,	47,797	51,051

(a.3)	The following table details the changes in provisions for vacation during 2018 and 2019:

	2018	2019
	MCh$	MCh$

Balances as of January 1,	25,159	26,855
Provisions established	7,529	7,257
Provisions used	(5,833)	(6,503)
Provisions released	—	—
Balances as of December 31,	26,855	27,609

(b)	Provisions for share-based employee benefits:

As of December 31, 2018 and 2019, the Bank and its subsidiaries do not have a stock compensation plan.